Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties	¥ 169,799	$ 25,009	¥ 211,993
Amounts due from related parties, non-current:
Amounts due from related parties	242,000	35,643	172,200
Amounts due to related parties, current:
Amounts due to related parties	1,828,085	269,248	1,604,258
Amounts due to related parties, non-current:
Amounts due to related parties	993,608	146,343	1,061,883
Baidu
Amounts due from related parties, current:
Amounts due from related parties	48,868	7,197	35,560
Amounts due to related parties, current:
Amounts due to related parties	800,815	117,947	1,014,283
Amounts due to related parties, non-current:
Amounts due to related parties	2,050	302	1,570
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	7,364	50,000
Amounts due to related parties, non-current:
Amounts due to related parties	650,000	95,735	650,000
Others
Amounts due from related parties, current:
Amounts due from related parties	120,931	17,812	70,499
Amounts due from related parties, non-current:
Amounts due from related parties	242,000	35,643	172,200
Amounts due to related parties, current:
Amounts due to related parties	811,126	119,467	370,298
Amounts due to related parties, non-current:
Amounts due to related parties	46	7	126
Others | Loans
Amounts due from related parties, current:
Amounts due from related parties	0	0	105,934
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	166,144	24,470	169,677
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 341,512	$ 50,299	¥ 410,187